Commitments and Contingencies - Additional information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments	$ 39,715	$ 27,280
Transportation and storage	36,925	24,260
Outstanding letters of credit	341	$ 355
MEG Energy Corp
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments	8,300
Transportation commitments	$ 1,600